Financial Instruments - Assets Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	£ 314,760	£ 302,510
Transfers in	56
Ending Balance	289,381	314,760
Level 3 [member]
Disclosure of financial assets [line items]
Beginning balance	357	399
Adoption of IFRS 9	744
At 1 January 2018	1,101
Total (losses)/gains recognised in profit/loss, fair value movements	37	(48)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	(5)	32
Transfers in	74
Gains recognised in other comprehensive income		21
Additions	297	9
Sales	(95)	(8)
Settlements	(166)	(48)
Ending Balance	1,243	357
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	32	(16)
Level 3 [member] | Fair Value Through P&L [Member]
Disclosure of financial assets [line items]
Beginning balance	240	264
Adoption of IFRS 9	598
At 1 January 2018	838
Total (losses)/gains recognised in profit/loss, fair value movements	14	(16)
Transfers in	18
Additions	280
Sales	(95)	(8)
Ending Balance	1,055	240
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	14	(16)
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Adoption of IFRS 9	199
At 1 January 2018	199
Total (losses)/gains recognised in profit/loss, fair value movements	(5)
Additions	17
Settlements	(138)
Ending Balance	73
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	(5)
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of financial assets [line items]
Beginning balance	64	103
At 1 January 2018	64
Total (losses)/gains recognised in profit/loss, fair value movements	28	(32)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	(5)	32
Transfers in	56
Additions		9
Sales		0
Settlements	(28)	(48)
Ending Balance	115	64
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	23
Level 3 [member] | Financial investments [member]
Disclosure of financial assets [line items]
Beginning balance	53	32
Adoption of IFRS 9	£ (53)
Gains recognised in other comprehensive income		21
Ending Balance		£ 53